UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                            June 30, 2012
                                                         -------------
Check here if Amendment [   ]; Amendment Number:
                                                         -------------

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ----------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            ----------------------------------------------------------
            Bloomington, MN  55437
            ----------------------------------------------------------

Form 13F File No: 28-03099
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        --------------------------------------------------------------
Phone:  (952) 841-0400
        --------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ John P. Flakne        Bloomington, Minnesota         July 27, 2012
----------------------------------------------------------------------
     (Signature)               City/State                   (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               104
                                             ------------

Form 13F Information Table Value Total:     $     234,191
                                             ------------
                                              (thousands)

List of Other Included Managers:                     None





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


                                           KOPP INVESTMENT ADVISORS, LLC
                                            FORM 13F INFORMATION TABLE

                                                 JUNE 30, 2012

                                                                                                              VOTING AUTHORITY
                                                                                                              ----------------
                                       TITLE OF                VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                           CLASS        CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE    SHARED  NONE
--------------                           -----        -----   -------   --------  --- ---- ------  --------   -----   ------  ----


3M Company                                COM        88579Y101      836     9,334 SH  N/A  Other     N/A        8,229          1,105
Accelrys, Inc.                            COM        00430U103      952   117,650 SH  N/A  Other     N/A      117,650
Adept Technologies Inc.                 COM NEW      006854202    2,454   564,200 SH  N/A  Defined   N/A      564,200
Adept Technologies Inc.                 COM NEW      006854202    1,501   345,000 SH  N/A  Other     N/A      345,000
Aflac Incorporated                        COM        001055102      730    17,151 SH  N/A  Other     N/A       14,971          2,180
Akorn, Inc.                               COM        009728106    5,543   351,500 SH  N/A  Defined   N/A      351,500
Akorn, Inc.                               COM        009728106   21,332 1,352,721 SH  N/A  Other     N/A    1,286,391         66,330
Alcatel Lucent Spons ADR             SPONSORED ADR   013904305      489   300,000 SH  N/A  Defined   N/A      300,000
Alcatel Lucent Spons ADR             SPONSORED ADR   013904305    3,839 2,355,424 SH  N/A  Other     N/A    2,171,184        184,240
Align Technology Inc.                     COM        016255101      522    15,602 SH  N/A  Other     N/A       15,602
Amarin Corp. PLC ADS                 SPONS ADR NEW   023111206    1,012    70,000 SH  N/A  Defined   N/A       70,000
Amarin Corp. PLC ADS                 SPONS ADR NEW   023111206   12,971   897,040 SH  N/A  Other     N/A      851,920         45,120
American Express Company                  COM        025816109      957    16,432 SH  N/A  Other     N/A       14,127          2,305
Angiodynamics, Inc.                       COM        03475V101    2,229   185,554 SH  N/A  Other     N/A      162,371         23,183
Apache Corp.                              COM        037411105      749     8,520 SH  N/A  Other     N/A        7,345          1,175
Array Biopharma Inc.                      COM        04269X105    2,707   780,000 SH  N/A  Defined   N/A      780,000
Array Biopharma Inc.                      COM        04269X105    7,120 2,051,987 SH  N/A  Other     N/A    1,893,952        158,035
AtriCure Inc.                             COM        04963C209      286    29,755 SH  N/A  Other     N/A       29,755
BlackRock Inc.                            COM        09247X101      807     4,750 SH  N/A  Other     N/A        4,125            625
Calavo Growers Inc.                       COM        128246105    2,256    88,175 SH  N/A  Other     N/A       75,825         12,350
Callidus Software Inc.                    COM        13123E500      495    99,415 SH  N/A  Other     N/A       99,415
Cardiome Pharma Corp.                   COM NEW      14159U202       51   112,500 SH  N/A  Defined   N/A      112,500
Cardiome Pharma Corp.                   COM NEW      14159U202      321   714,155 SH  N/A  Other     N/A      669,865         44,290
Cepheid Inc.                              COM        15670R107      485    10,855 SH  N/A  Other     N/A       10,780             75
Constant Contact, Inc.                    COM        210313102    1,293    72,412 SH  N/A  Other     N/A       64,512          7,900
Covidien PLC Ordinary Shares              SHS        G2554F113      393     7,345 SH  N/A  Other     N/A        7,345
Cummins Inc.                              COM        231021106      776     8,010 SH  N/A  Other     N/A        6,925          1,085
Datalink Corp.                            COM        237934104    4,411   461,855 SH  N/A  Other     N/A      419,215         42,640
Dynavax Technologies Corp.                COM        268158102    1,519   351,620 SH  N/A  Other     N/A      327,006         24,614
Eastman Chemical Co.                      COM        277432100      770    15,290 SH  N/A  Other     N/A       13,135          2,155
Emcore Corp.                            COM NEW      290846203    5,917 1,338,750 SH  N/A  Defined   N/A    1,338,750
Emcore Corp.                            COM NEW      290846203    4,443 1,005,236 SH  N/A  Other     N/A    1,002,980          2,256
Exxon Mobil Corporation                   COM        30231G102      924    10,804 SH  N/A  Other     N/A        9,320          1,484
Finisar Corp.                           COM NEW      31787A507    6,218   415,625 SH  N/A  Defined   N/A      415,625
Finisar Corp.                           COM NEW      31787A507   10,157   678,929 SH  N/A  Other     N/A      651,576         27,353
Fluidigm Corp.                            COM        34385P108      325    21,620 SH  N/A  Other     N/A       21,620
Gentherm Inc.                             COM        03070L300    2,453   213,492 SH  N/A  Other     N/A      184,477         29,015
Heckmann Corp.                            COM        422680108      601   177,755 SH  N/A  Other     N/A      157,820         19,935
International Business Machines Corp.     COM        459200101      939     4,804 SH  N/A  Other     N/A        4,104            700
Iris International Inc.                   COM        46270W105      904    80,000 SH  N/A  Defined   N/A       80,000
Iris International Inc.                   COM        46270W105    7,657   677,651 SH  N/A  Other     N/A      618,121         59,530
JDS Uniphase Corp.                    COM PAR $0.001 46612J507      110    10,000 SH  N/A  Defined   N/A       10,000
JDS Uniphase Corp.                    COM PAR $0.001 46612J507    2,503   227,541 SH  N/A  Other     N/A      220,351          7,190
Johnson & Johnson                         COM        478160104      780    11,543 SH  N/A  Other     N/A       10,073          1,470
Johnson Controls Inc.                     COM        478366107      721    26,007 SH  N/A  Other     N/A       22,552          3,455
Life Technologies Corp.                   COM        53217V109      276     6,135 SH  N/A  Other     N/A        6,135
Ligand Pharmaceuticals Inc.             COM NEW      53220K504      514    30,365 SH  N/A  Other     N/A       30,365
Marriott International Inc.              CL A        571903202      951    24,248 SH  N/A  Other     N/A       20,859          3,389
Masimo Corporation                        COM        574795100      315    14,055 SH  N/A  Other     N/A       14,055
Medtox Scientific Inc.                  COM NEW      584977201    9,071   336,458 SH  N/A  Other     N/A      301,693         34,765
Mindspeed Technologies, Inc.            COM NEW      602682205    1,599   650,000 SH  N/A  Defined   N/A      650,000
Mindspeed Technologies, Inc.            COM NEW      602682205    4,130 1,679,055 SH  N/A  Other     N/A    1,595,150         83,905
National Oilwell Varco Inc.               COM        637071101      783    12,150 SH  N/A  Other     N/A       10,495          1,655
Neogen Corp.                              COM        640491106      392     8,480 SH  N/A  Other     N/A        8,480
Network Equipment Technologies, Inc.      COM        641208103    2,286 1,744,800 SH  N/A  Defined   N/A    1,744,800
Network Equipment Technologies, Inc.      COM        641208103    1,409 1,075,576 SH  N/A  Other     N/A      996,271         79,305
Northern Oil & Gas Inc.                   COM        665531109      862    54,091 SH  N/A  Other     N/A       48,121          5,970
Nuvasive Inc.                             COM        670704105      757    29,864 SH  N/A  Other     N/A       25,639          4,225
Oclaro, Inc.                            COM NEW      67555N206    4,727 1,555,000 SH  N/A  Defined   N/A    1,555,000
Oclaro, Inc.                            COM NEW      67555N206    6,893 2,267,300 SH  N/A  Other     N/A    2,222,520         44,780
Omnicell Inc.                             COM        68213N109      673    45,960 SH  N/A  Other     N/A       45,960
Oplink Communications, Inc.             COM NEW      68375Q403    2,261   167,145 SH  N/A  Defined   N/A      167,145
Oplink Communications, Inc.             COM NEW      68375Q403    3,571   263,921 SH  N/A  Other     N/A      256,736          7,185
OraSure Technologies Inc.                 COM        68554V108      269    23,905 SH  N/A  Other     N/A       23,905
Pepsico Inc.                              COM        713448108      776    10,978 SH  N/A  Other     N/A        9,443          1,535
PLX Technology, Inc.                      COM        693417107    2,938   462,654 SH  N/A  Other     N/A      404,849         57,805
PMC-Sierra Inc.                           COM        69344F106      123    20,000 SH  N/A  Other     N/A       20,000
The Procter & Gamble Company              COM        742718109      660    10,778 SH  N/A  Other     N/A        9,418          1,360
Quidel Corp.                              COM        74838J101    2,164   138,001 SH  N/A  Other     N/A      125,306         12,695
Regeneron Pharmaceuticals, Inc.           COM        75886F107    1,283    11,232 SH  N/A  Other     N/A        9,895          1,337
Rochester Medical Corp.                   COM        771497104      527    48,935 SH  N/A  Other     N/A       48,935
RTI Biologics, Inc.                       COM        74975N105    1,128   300,000 SH  N/A  Defined   N/A      300,000
RTI Biologics, Inc.                       COM        74975N105   11,604 3,086,258 SH  N/A  Other     N/A    2,873,385        212,873
Saba Software                           COM NEW      784932600    1,171   126,165 SH  N/A  Other     N/A      109,825         16,340
Sangamo Biosciences, Inc.                 COM        800677106      497    90,000 SH  N/A  Defined   N/A       90,000
Sangamo Biosciences, Inc.                 COM        800677106      898   162,700 SH  N/A  Other     N/A      162,700
Skyworks Solutions                        COM        83088M102    1,554    56,879 SH  N/A  Other     N/A       51,089          5,790
Solta Medical Inc.                        COM        83438K103       79    26,980 SH  N/A  Other     N/A       26,980
Southern Company                          COM        842587107      961    20,752 SH  N/A  Other     N/A       17,887          2,865
Southwest Airlines Co.                    COM        844741108      792    85,911 SH  N/A  Other     N/A       74,236         11,675
SPDR Trust Ser 1                        TR UNIT      78462F103      681     5,000 SH  N/A  Other     N/A        5,000
Spectranetics Corp.                       COM        84760C107      948    82,995 SH  N/A  Other     N/A       82,995
Staar Surgical Co.                   COM PAR $0.01   852312305    2,234   287,544 SH  N/A  Other     N/A      266,729         20,815
Staples Inc                               COM        855030102      560    42,930 SH  N/A  Other     N/A       37,275          5,655
Streamline Health Solutions Inc.          COM        86323X106      426   115,255 SH  N/A  Other     N/A      115,255
SunOpta, Inc.                             COM        8676EP108    6,624 1,180,833 SH  N/A  Other     N/A    1,098,713         82,120
Superconductor Technologies, Inc.       COM NEW      867931305    2,857 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.       COM NEW      867931305    1,720 2,730,769 SH  N/A  Other     N/A    2,728,169          2,600
Synergetics USA, Inc.                     COM        87160G107      223    50,000 SH  N/A  Defined   N/A       50,000
Synergetics USA, Inc.                     COM        87160G107    6,252 1,401,770 SH  N/A  Other     N/A    1,277,540        124,230
TearLab Corp.                             COM        878193101    1,309   407,740 SH  N/A  Other     N/A      407,740
Thoratec Corp.                          COM NEW      885175307    1,365    40,648 SH  N/A  Other     N/A       37,253          3,395
Titan Machinery Inc.                      COM        88830R101    2,536    83,507 SH  N/A  Other     N/A       71,992         11,515
Triquint Semiconductor Inc.               COM        89674K103    1,856   337,470 SH  N/A  Other     N/A      293,138         44,332
Unilife Corp.                             COM        90478E103      244    72,150 SH  N/A  Other     N/A       72,150
Uroplasty Inc.                          COM NEW      917277204      533   116,108 SH  N/A  Other     N/A      116,108
Vanguard Total Stock                 TOTAL STK MKT   922908769      216     3,100 SH  N/A  Other     N/A        3,100
Verizon Communications, Inc.              COM        92343V104      973    21,891 SH  N/A  Other     N/A       18,976          2,915
Vitesse Semiconductor Corporation       COM NEW      928497304    2,603   982,300 SH  N/A  Defined   N/A      982,300
Vitesse Semiconductor Corporation       COM NEW      928497304    4,098 1,546,518 SH  N/A  Other     N/A    1,544,818          1,700
Vivus Inc.                                COM        928551100      478    16,760 SH  N/A  Other     N/A       16,760
Volcano Corporation                       COM        928645100      260     9,068 SH  N/A  Other     N/A        9,068
Wells Fargo & Co.                         COM        949746101      912    27,278 SH  N/A  Other     N/A       23,703          3,575
Westport Innovations Inc.               COM NEW      960908309      931    25,335 SH  N/A  Other     N/A       21,280          4,055
REPORT SUMMARY                            104                   234,191





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